Net Income (Loss) Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net Income (Loss) Per Share (Textual)
Shares which were excluded from computation of earnings per share		15,982,800
Common shares attributable to conversion of debt securities	2,000,000		17,602,800	15,982,800
Stock Options [Member]
Net Income (Loss) Per Share (Textual)
Shares which were excluded from computation of earnings per share		15,425,001	15,425,001	15,425,001
Warrant [Member]
Net Income (Loss) Per Share (Textual)
Shares which were excluded from computation of earnings per share		25,572,059	25,572,059	25,572,059